UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.4%
U.S. Bonds - 91.9%
Agency - Other - 9.2%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$5,270,826
Financing Corp., 9.4%, 2/08/18	3,085,000	3,911,286
Financing Corp., 10.35%, 8/03/18	6,820,000	9,098,535

		$18,280,647
Asset-Backed & Securitized - 4.9%
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	$1,000,000	$1,102,356
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,200,000	1,293,826
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,366,646	1,466,888
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	418,825	457,606
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	398,459	421,492
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	378,313	413,094
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	500,000	536,150
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	576,950	634,818
CWCapital LLC, 5.223%, 8/15/48	911,334	971,261
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	707,960	776,778
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.144%, 2/15/51	76,027	76,208
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.984%, 6/15/49	1,000,000	1,087,386
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	431,000	456,260

		$9,694,123
Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	$82,000	$83,979

Business Services - 0.5%
Fidelity National Information Services, Inc., 3.875%, 6/05/24	$1,000,000	$1,018,331

Cable TV - 0.7%
Comcast Corp. Co., 4.2%, 8/15/34	$96,000	$98,645
Time Warner Cable, Inc., 8.25%, 4/01/19	1,000,000	1,258,030
Time Warner Cable, Inc., 4.5%, 9/15/42	100,000	101,228

		$1,457,903
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$636,992

Energy - Independent - 0.5%
Anadarko Petroleum Corp., 4.5%, 7/15/44	$1,000,000	$1,022,485
Hess Corp., 8.125%, 2/15/19	30,000	37,399

		$1,059,884
Food & Beverages - 0.6%
Kraft Foods Group, Inc., 6.125%, 8/23/18	$960,000	$1,108,269
Tyson Foods, Inc., 5.15%, 8/15/44	38,000	40,470

		$1,148,739
Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	$99,000	$100,127

Local Authorities - 2.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$580,000	$758,135
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	32,000	47,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Local Authorities - continued
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	$1,650,000	$2,121,587
State of California (Build America Bonds), 7.6%, 11/01/40	420,000	644,528
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	572,711

		$4,144,453
Major Banks - 1.1%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$208,095
Bank of America Corp., 4.2%, 8/26/24	279,000	283,210
Bank of America Corp., 4.875%, 4/01/44	92,000	98,423
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	452,445
Goldman Sachs Group, Inc., 4.8%, 7/08/44	94,000	98,279
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	810,998
Morgan Stanley, 3.875%, 4/29/24	221,000	226,802
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	100,000	104,750

		$2,283,002
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/43	$108,000	$116,485
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	500,000	507,457

		$623,942
Midstream - 0.6%
Enterprise Products Operating LLC, 3.9%, 2/15/24	$29,000	$30,243
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,191,952

		$1,222,195
Mortgage-Backed - 44.2%
Fannie Mae, 5.1%, 9/01/14	$460,953	$460,860
Fannie Mae, 4.82%, 1/01/15	846,228	846,744
Fannie Mae, 4.86%, 1/01/15	133,265	133,341
Fannie Mae, 4.85%, 2/01/15	299,028	299,606
Fannie Mae, 4.89%, 3/01/15	354,633	357,706
Fannie Mae, 4.74%, 4/01/15	340,963	344,883
Fannie Mae, 4.815%, 6/01/15	508,930	516,908
Fannie Mae, 4.78%, 8/01/15	473,452	483,643
Fannie Mae, 5.447%, 11/01/15	688,469	712,706
Fannie Mae, 5.432%, 2/01/16	604,319	635,581
Fannie Mae, 5.845%, 6/01/16	129,576	134,600
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	1,254,101	1,441,371
Fannie Mae, 5.09%, 12/01/16	489,064	528,223
Fannie Mae, 5.05%, 1/01/17	491,132	523,337
Fannie Mae, 5.3%, 4/01/17	534,950	572,049
Fannie Mae, 1.9%, 6/01/17	162,769	164,691
Fannie Mae, 6%, 8/01/17 - 7/01/37	2,356,207	2,623,480
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	7,626,359	8,519,040
Fannie Mae, 4.88%, 3/01/20	182,006	198,922
Fannie Mae, 2.41%, 5/01/23	135,111	132,655
Fannie Mae, 2.55%, 5/01/23	116,437	115,492
Fannie Mae, 2.59%, 5/01/23	73,483	73,067
Fannie Mae, 3%, 4/01/27	711,682	739,568
Fannie Mae, 2.5%, 5/01/28	231,515	235,533
Fannie Mae, 5%, 6/01/35 - 3/01/40	1,271,030	1,403,459
Fannie Mae, 4%, 2/01/41	2,008,209	2,130,841
Fannie Mae, 4.5%, 2/01/41 - 5/01/41	1,833,836	1,991,733

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.5%, 4/01/43	$806,732	$831,596
Fannie Mae, TBA, 3%, 10/01/29	814,000	841,956
Fannie Mae, TBA, 4%, 10/01/44 - 11/01/44	6,954,000	7,343,826
Freddie Mac, 3.034%, 10/25/20	291,000	304,500
Freddie Mac, 1.426%, 8/25/17	1,112,000	1,118,693
Freddie Mac, 2.699%, 5/25/18	800,000	831,607
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,184,054
Freddie Mac, 2.303%, 9/25/18	275,000	281,123
Freddie Mac, 2.323%, 10/25/18	499,000	510,273
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,595,409
Freddie Mac, 5.085%, 3/25/19	752,000	851,235
Freddie Mac, 4.186%, 8/25/19	600,000	658,208
Freddie Mac, 2.856%, 1/25/21	400,000	413,327
Freddie Mac, 6%, 5/01/21 - 10/01/38	1,234,078	1,393,462
Freddie Mac, 2.682%, 10/25/22	189,000	189,430
Freddie Mac, 3.32%, 2/25/23	433,000	453,404
Freddie Mac, 3.3%, 4/25/23	429,471	448,397
Freddie Mac, 3.06%, 7/25/23	181,000	185,479
Freddie Mac, 3.458%, 8/25/23	367,000	386,987
Freddie Mac, 4.5%, 9/01/24 - 4/01/44	6,205,106	6,712,823
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,655,649	1,847,937
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	5,225,414	5,300,567
Freddie Mac, 6.5%, 5/01/37	324,273	365,323
Freddie Mac, 5%, 4/01/40	3,910,972	4,318,729
Freddie Mac, 3.5%, 5/01/42 - 7/01/43	6,380,705	6,565,277
Freddie Mac, 3%, 4/01/43 - 5/01/43	2,459,840	2,461,310
Freddie Mac, 4%, 11/01/43	606,032	641,726
Freddie Mac, TBA, 4%, 10/01/44	249,000	262,537
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	2,028,028	2,265,825
Ginnie Mae, 4%, 8/15/40 - 4/20/41	399,841	427,260
Ginnie Mae, 4.5%, 9/20/41	430,318	469,265
Ginnie Mae, 3.5%, 4/15/42 - 7/20/43	5,022,358	5,231,310
Ginnie Mae, 3%, 7/20/43	1,380,555	1,402,958
Ginnie Mae, 5.612%, 4/20/58	383,153	394,618
Ginnie Mae, 6.357%, 4/20/58	286,298	299,560
Ginnie Mae, TBA, 4%, 10/01/44	3,000,000	3,189,962

		$88,299,992
Network & Telecom - 1.8%
Verizon Communications, Inc., 8.75%, 11/01/18	$292,000	$368,212
Verizon Communications, Inc., 5.05%, 3/15/34	1,500,000	1,637,602
Verizon Communications, Inc., 6.55%, 9/15/43	1,200,000	1,545,577

		$3,551,391
Other Banks & Diversified Financials - 1.0%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$334,776
Citigroup, Inc., 8.5%, 5/22/19	80,000	101,335
Citigroup, Inc., 3.75%, 6/16/24	223,000	227,672
Discover Bank, 4.25%, 3/13/26	1,000,000	1,045,041
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	203,000	204,899

		$1,913,723
Real Estate - Healthcare - 0.1%
HCP, Inc., 3.875%, 8/15/24	$267,000	$269,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Real Estate - Retail - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 3/01/17	$750,000	$830,375

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$495,000	$514,644

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$180,147

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 11/10/18	$111,000	$144,032
Altria Group, Inc., 9.25%, 8/06/19	55,000	72,351
Altria Group, Inc., 4%, 1/31/24	14,000	14,562
Lorillard Tobacco Co., 8.125%, 6/23/19	796,000	989,518

		$1,220,463
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$34,000	$34,748

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 9/15/15	$1,755,000	$1,827,994
Private Export Funding Corp., 1.875%, 7/15/18	460,000	468,124
Small Business Administration, 6.35%, 4/01/21	176,752	192,100
Small Business Administration, 6.34%, 5/01/21	140,923	152,601
Small Business Administration, 6.44%, 6/01/21	155,602	170,422
Small Business Administration, 6.625%, 7/01/21	167,362	182,684
Small Business Administration, 5.52%, 6/01/24	307,044	335,363
Small Business Administration, 2.21%, 2/01/33	300,714	290,856
Small Business Administration, 2.22%, 3/01/33	519,668	502,728
Small Business Administration, 3.15%, 7/01/33	435,329	446,453
Small Business Administration, 3.62%, 9/01/33	392,712	416,168
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	293,756
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	70,000	70,622
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	116,002

		$5,465,873
U.S. Treasury Obligations - 19.8%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,898,464
U.S. Treasury Bonds, 4.75%, 2/15/37	336,000	438,428
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	6,004,835
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	6,463,760
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	457,953
U.S. Treasury Bonds, 2.875%, 5/15/43	1,158,800	1,112,267
U.S. Treasury Notes, 4%, 2/15/15	4,140,000	4,213,257
U.S. Treasury Notes, 0.875%, 12/31/16	2,887,000	2,900,081
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	1,603,000	1,779,330
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,382,937
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,741,093
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	320,906
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	168,936
U.S. Treasury Notes, 3.125%, 5/15/21	5,026,000	5,388,817
U.S. Treasury Notes, 1.75%, 5/15/22	508,000	494,189
U.S. Treasury Notes, 2.5%, 8/15/23	2,903,000	2,958,111

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.75%, 2/15/24	$827,000	$857,754

		$39,581,118
Total U.S. Bonds		$183,616,166

Foreign Bonds - 7.5%
Brazil - 0.7%
BNDES Participacoes S.A., 6.5%, 6/10/19 (n)	$475,000	$534,969
Federative Republic of Brazil, 11%, 8/17/40	183,000	200,843
Federative Republic of Brazil, 5.625%, 1/07/41	323,000	363,375
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	197,223

		$1,296,410
Canada - 0.6%
Rogers Communications, Inc., 6.8%, 8/15/18	$1,000,000	$1,181,160
Rogers Communications, Inc., 5%, 3/15/44	50,000	53,228

		$1,234,388
Chile - 0.8%
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	$209,000	$217,618
E.CL S.A., 5.625%, 1/15/21	566,000	619,770
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	20,000	20,303
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	242,941
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	429,000	456,972

		$1,557,604
China - 0.6%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$248,563
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	242,138
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	690,000	719,292

		$1,209,993
Colombia - 0.1%
Ecopetrol S.A., 5.875%, 5/28/45	$40,000	$43,138
Republic of Colombia, 6.125%, 1/18/41	104,000	128,440

		$171,578
France - 0.3%
Electricite de France, FRN, 5.25%, 12/29/49 (n)	$650,000	$671,125

Iceland - 0.4%
Republic of Iceland, 4.875%, 6/16/16 (n)	$667,000	$696,378
Republic of Iceland, 5.875%, 5/11/22 (n)	101,000	114,939

		$811,317
Jordan - 0.4%
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	$443,000	$443,000
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	418,000	424,718

		$867,718
Malaysia - 0.3%
Petronas Capital Ltd., 7.875%, 5/22/22	$370,000	$486,684

Mexico - 1.4%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	$160,000	$179,520
Petroleos Mexicanos, 5.5%, 6/27/44	21,000	22,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Mexico - continued
Petroleos Mexicanos, 4.875%, 1/18/24	$46,000	$50,048
Petroleos Mexicanos, 6%, 3/05/20	404,000	463,590
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	146,250
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	49,000	53,312
Petroleos Mexicanos, 4.875%, 1/24/22	261,000	283,577
Petroleos Mexicanos, 8%, 5/03/19	228,000	282,150
United Mexican States, 3.625%, 3/15/22	1,164,000	1,211,724

		$2,692,951
Netherlands - 0.2%
ING Bank N.V., 5.8%, 9/25/23 (n)	$428,000	$485,879

Peru - 0.1%
Republic of Peru, 8.75%, 11/21/33	$180,000	$281,700

Romania - 0.1%
Republic of Romania, 4.875%, 1/22/24 (n)	$58,000	$62,060
Republic of Romania, 4.375%, 8/22/23 (n)	36,000	37,575

		$99,635
Russia - 0.3%
LUKOIL International Finance B.V., 4.563%, 4/24/23	$213,000	$191,487
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	226,000	203,174
Russian Federation, 4.875%, 9/16/23 (n)	200,000	196,240

		$590,901
Slovakia - 0.5%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$909,000	$978,384

Tunisia - 0.1%
Tunisian Republic, 2.452%, 7/24/21	$235,000	$236,457

Ukraine - 0.2%
Government of Ukraine, 1.844%, 5/16/19	$444,000	$443,778

United Kingdom - 0.4%
Diageo Capital PLC, 5.75%, 10/23/17	$520,000	$589,007
Royal Bank of Scotland PLC, 6%, 12/19/23	124,000	134,798

		$723,805
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$71,000	$76,854
Total Foreign Bonds		$14,917,161
Total Bonds		$198,533,327

Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	11,653,483	$11,653,483
Total Investments		$210,186,810

Other Assets, Less Liabilities - (5.2)%		(10,483,693)
Net Assets - 100.0%		$199,703,117

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,636,836, representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 8/31/14

Futures Contracts at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	39	$5,463,656	December - 2014	$(15,099)
U.S. Treasury Ultra Bond (Short)	USD	9	1,399,500	December - 2014	(6,782)

					$(21,881)

At August 31, 2014, the fund had liquid securities with an aggregate value of $114,330 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$64,875,591	$—	$64,875,591
Non-U.S. Sovereign Debt	—	9,167,789	—	9,167,789
U.S. Corporate Bonds	—	21,792,885	—	21,792,885
Residential Mortgage-Backed Securities	—	88,299,989	—	88,299,989
Commercial Mortgage-Backed Securities	—	9,694,124	—	9,694,124
Foreign Bonds	—	4,702,949	—	4,702,949
Mutual Funds	11,653,483	—	—	11,653,483
Total Investments	$11,653,483	$198,533,327	$—	$210,186,810

Other Financial Instruments
Futures Contracts	$(21,881)	$—	$—	$(21,881)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,333,500
Gross unrealized appreciation	11,376,118
Gross unrealized depreciation	(3,522,808)
Net unrealized appreciation (depreciation)	$7,853,310

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,354,981	34,573,271	(37,274,769)	11,653,483

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,796	$11,653,483

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.